Financial instruments - fair values and risk management - Exposure to credit risk and ECL for Trade receivables (Details) - Trade receivables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accumulated impairment
Exposure to credit risk and ECL for Trade receivables
Financial assets	$ 1,462,000
Credit risk | Cost
Exposure to credit risk and ECL for Trade receivables
Financial assets	32,090,000	$ 34,650,000
Credit risk | Accumulated impairment
Exposure to credit risk and ECL for Trade receivables
Financial assets	$ (1,455,000)	$ (1,462,000)
Credit risk | Baa3 To A3
Exposure to credit risk and ECL for Trade receivables
Weighted average loss rate	0.03%	0.05%
Credit risk | Baa3 To A3 | Cost
Exposure to credit risk and ECL for Trade receivables
Financial assets	$ 30,643,000	$ 33,203,000
Credit risk | Baa3 To A3 | Accumulated impairment
Exposure to credit risk and ECL for Trade receivables
Financial assets	$ (8,000)	$ (15,000)
Credit risk | Ca-C To Aa2
Exposure to credit risk and ECL for Trade receivables
Weighted average loss rate	100.00%	100.00%
Credit risk | Ca-C To Aa2 | Cost
Exposure to credit risk and ECL for Trade receivables
Financial assets	$ 1,447,000	$ 1,447,000
Credit risk | Ca-C To Aa2 | Accumulated impairment
Exposure to credit risk and ECL for Trade receivables
Financial assets	$ (1,447,000)	$ (1,447,000)